Earnings per common share (Parenthetical) - EUR (€) € in Millions	3 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Earnings per Common Share [Abstract]
Earnings adjusted for coupons paid in April for Additional Tier 1 Notes, before tax	€ 498	€ 479